Business Combinations, Disposals and Other Changes in the Group - Additional Information (Details) $ / shares in Units, € in Millions, £ in Millions, $ in Millions																	1 Months Ended	5 Months Ended	12 Months Ended
	Dec. 21, 2017	Aug. 01, 2017 GBP (£)	Jul. 25, 2017 GBP (£) shares	Jul. 25, 2017 GBP (£) $ / shares shares	May 05, 2017 GBP (£)	Apr. 05, 2017 GBP (£)	Jan. 04, 2017 GBP (£)	Apr. 20, 2016 GBP (£)	Feb. 05, 2016 GBP (£)	Dec. 30, 2015 GBP (£)	Nov. 17, 2015 GBP (£)	Oct. 16, 2015	Jun. 12, 2015 GBP (£)	Jun. 12, 2015 USD ($)	May 30, 2015 EUR (€)	Jul. 30, 2004	Jan. 31, 2017 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)
Disclosure Of Business Combinations [Line Items]
Acquisition percentage																		57.80%	57.80%
Goodwill																		£ 44,147	£ 44,147		£ 11,023		£ 9,324
Financing cost																			1,197		681		584
Amortisation of acquired intangibles																			356		205
Consideration paid for additional interest acquired																					70		£ 1,677
Reynolds American Inc.
Disclosure Of Business Combinations [Line Items]
Transaction costs | $																				$ 125		$ 5		$ 54
Cash invested													£ 3,000	$ 4,700
Percentage of interest in associate													42.00%	42.00%		42.20%
Reynolds American Inc.
Disclosure Of Business Combinations [Line Items]
Date of acquisition			Jul. 25, 2017
Percentage of equity interest proposed to acquire			57.80%
Consideration paid			£ 41,800
Cash Consideration Paid | $ / shares				$ 29.44
Share Consideration Received | shares			0.5260	0.5260
Acquisition percentage			100.00%	100.00%
Goodwill			£ 34,280	$ 34,280														33,062	33,062		0
Non-cash consideration paid to its subsidiaries			22,828
Non-cash consideration paid to its subsidiaries by issuing shares			£ 22,773
Transaction costs																			130		11
Financing cost																			153
Cost incurred by associates																			33
Contributed Revenue																		4,211
Contributed Profit Loss																		£ 1,448
Amortisation of acquired intangibles																			243
Release of fair value uplifts on inventory																			465
Restructuring and integration cost																			125
Revenue of Combined Entity																			25,749
Profit Loss of Combined Entity																			8,576
Ownership percentage after additional acquisition			57.80%
Percentage of interest in associate			42.20%
Winnington Holding AB
Disclosure Of Business Combinations [Line Items]
Date of acquisition							Jan. 04, 2017
Acquisition percentage							100.00%
Fair value of consideration							£ 31
Contingent consideration payable							8
Goodwill							8
Intangible assets							£ 28
Must Have Limited
Disclosure Of Business Combinations [Line Items]
Date of acquisition						Apr. 05, 2017
Fair value of consideration						£ 12
Goodwill						1
Intangible assets						£ 9
Bulgartabac Holding AD
Disclosure Of Business Combinations [Line Items]
Date of acquisition					May 05, 2017
Fair value of consideration					£ 110
Contingent consideration payable					28
Goodwill					22
Intangible assets					£ 95
Fabrika Duhana Sarajevo d.d
Disclosure Of Business Combinations [Line Items]
Date of acquisition		Aug. 01, 2017
Fair value of consideration		£ 39
Goodwill		2
Intangible assets		£ 39
Ten Motives Limited
Disclosure Of Business Combinations [Line Items]
Date of acquisition								Apr. 20, 2016
Acquisition percentage								100.00%
Goodwill								£ 21
Fair value of consideration								56
Contingent consideration payable								6
Intangible assets								£ 33
TDR
Disclosure Of Business Combinations [Line Items]
Date of acquisition															May 30, 2015
Consideration paid																	£ 5
Fair value of consideration | €															€ 550
Final agreement, adjustment to net assets																					12
Final agreement, reduction in goodwill resulting from transfer and other changes to net assets																					(12)
CHIC Group
Disclosure Of Business Combinations [Line Items]
Date of acquisition										Dec. 30, 2015
Consideration paid																			13		6
Acquisition percentage										100.00%
Goodwill										£ 40
Fair value of consideration										82
Contingent consideration payable										30
Intangible assets										45
Deferred tax liabilities recognised										£ 8
Blue Nile Cigarette Company Limited
Disclosure Of Business Combinations [Line Items]
Date of acquisition											Nov. 17, 2015
Consideration paid																			£ 5		£ 1
Acquisition percentage											100.00%
Goodwill											£ 7
Fair value of consideration											45
Contingent consideration payable											8
Intangible assets											£ 34
IPRESS.d.o.o
Disclosure Of Business Combinations [Line Items]
Acquisition percentage																		49.00%	49.00%
Souza Cruz S.A.
Disclosure Of Business Combinations [Line Items]
Date of acquisition												Oct. 16, 2015
Acquisition percentage																							24.70%
Ownership percentage after additional acquisition																							99.10%	99.10%
Consideration paid for additional interest acquired									£ 70														£ 1,660
BAT Chile Operaciones, SA
Disclosure Of Business Combinations [Line Items]
Acquisition percentage																		0.01%	0.01%				0.20%
Ownership percentage after additional acquisition																							99.00%	99.00%
Consideration paid for additional interest acquired																							£ 1
BAT Central America S.A.
Disclosure Of Business Combinations [Line Items]
Acquisition percentage																							9.00%
Ownership percentage after additional acquisition																							88.00%	88.00%
Consideration paid for additional interest acquired																							£ 16
BAT Central America S.A. | Total Attributable to Owners of Parent
Disclosure Of Business Combinations [Line Items]
Reduction to reserves																							14
BAT Central America S.A. | Non- Controlling Interests
Disclosure Of Business Combinations [Line Items]
Reduction to reserves																							£ 2
Twisp Proprietary Limited
Disclosure Of Business Combinations [Line Items]
Date of acquisition	Dec. 21, 2017
Acquisition percentage	100.00%